Stockholders' Equity	6 Months Ended	12 Months Ended
	Aug. 31, 2020	Feb. 29, 2020
Stockholders' Equity
Stockholders' Equity

(7)   Stockholders’ Equity

(a)  Common Stock

The Company closed its IPO on July 7, 2020 and filed an amended and restated certificate of incorporation authorizing the issuance of up to 500,000,000 shares of common stock, par value $0.0001 per share.

(7)   Stockholders’ Equity (Continued)

Upon completion of the IPO, the Company issued and sold 11,526,134 shares of common stock at an issuance price of $22.00 per share resulting in net proceeds of $231,229, after deducting underwriting discounts, commissions and offering costs. In addition, all outstanding shares of Convertible Preferred stock converted into 29,479,521 shares of common stock and the Company issued 1,401,836 shares of common stock as a result of the automatic net exercise of warrants (See Note 8).

(b) Convertible Preferred Stock

On July 7, 2020, upon the closing of our IPO, all shares of our outstanding convertible preferred stock converted into 29,479,521 shares of common stock.   As of August 31, 2020, there were no shares of convertible preferred stock issued and outstanding.

(8) Stockholders’ Equity

(a)Convertible Preferred Stock

As of February 29, 2020, the authorized, issued and outstanding convertible preferred stock and their principal terms were as follows:

		Shares	Issued and	Carrying	Liquidation
Series	Par value	authorized	outstanding	amount	value
A‑1	$0.0001	3,560,000	3,559,995	$10,000	$10,000
A‑2	0.0001	2,579,999	2,579,994	10,000	10,000
B	0.0001	4,058,736	4,058,731	16,944	16,944
C	0.0001	601,160	601,151	7,000	7,000
D	0.0001	1,751,874	1,751,871	30,000	30,000
E	0.0001	6,089,189	6,089,159	140,720	145,300
F	0.0001	873,038	873,038	18,358	20,000
		19,513,996	19,513,939	$233,022	$239,244

During March 2018, the Company amended its Certificate of Incorporation to allow for additional Series E shares and issued 2,095,365 shares at $23.86195 per share during the period March through July 2018. The sales resulted in aggregate net cash proceeds of $49,933, after deducting $67 of issuance costs. In connection with this issuance, the Company issued warrants to purchase 541,159 shares of the Company’s common stock. The warrants have an exercise price of $0.0005 per share and a term of ten years. The Company calculated the issuance date fair value of the warrants using the Black-Scholes valuation methodology, which resulted in a fair value of $2,387. Accordingly, the Company allocated the proceeds from the Series E preferred stock, on a relative fair value basis, resulting in $2,279 allocated to the warrants during the fiscal year ended February 28, 2019.

During October 2019, the Company amended its Certificate of Incorporation to allow for the issuance of Series F preferred stock and issued 873,038 shares at $22.9085 per share, resulting in net cash proceeds of $19,943, after deducting $57 of issuance costs. In connection with this issuance, the Company issued a warrant to purchase 85,000 shares of the Company’s common stock. The warrant has an exercise price of $0.0005 per share and a term of ten years. The Company calculated the issuance date fair value of the warrant using the Black-Scholes valuation methodology, which resulted in an approximate fair value of $1,590. Accordingly, the Company allocated the proceeds and associated issuance costs from the Series F preferred stock, on a relative fair value basis, resulting in $1,585 and $18,358 allocated to the warrant and to the Series F preferred stock, respectively, during year ended February 29, 2020. Also, concurrently with the Series F preferred stock issuance, the Company entered into a partnership with the Series F holder under which the Company’s products will be marketed and sold by the Series F holder as part of the Series F holder’s broader product offerings.

The preferred stock is convertible, at the option of the holder, at any time, into fully paid and nonassessable shares of common stock. The number of shares of common stock into which each share of preferred stock may be converted is determined by dividing the original issue price by the conversion price in effect on the date that the holder elects to convert the shares of preferred stock. The initial conversion price is equal to the original issue price. For the Series A through Series E preferred stock, in connection with an initial public offering of securities, immediately prior to the public offering, the preferred stockholders will receive for each share of preferred stock held a number of shares of common stock as is determined by dividing the preference amount (discussed below) by the price per common share in the public offering. These shares are in addition to shares of common stock otherwise issuable upon conversion of the preferred stock.

Each share shall automatically be converted into shares of common stock upon the earlier of (i) the consummation of a firm commitment underwritten public offering of common stock (or common stock of successor corporation) at a public offering price of not less than $47.7239 (adjusted for any recapitalization) resulting in net proceeds to the Company (or successor corporation) of not less than $75,000, and listed on a national securities exchange or traded on the NASDAQ or (ii) the date specified by the written consent of the requisite preferred stockholders. The preferred stockholders have elected to convert their shares to common stock in connection with this offering.

No dividend shall be declared or paid on any shares of any other series or class of shares of the Company unless and until such distribution is also ratably declared and paid on all of the outstanding preferred stock (based on as-if converted amounts) at the same time as such distribution is paid on such other equity interests. No dividends have been declared or paid through February 29, 2020.

In the event of any liquidation, dissolution, or winding up of the Company, either voluntarily or involuntarily and in the event of a sale of the Company, as defined, the holders of the preferred stock shall be entitled to receive, prior and in preference to any distribution of any of the assets or funds of the Company to holders of the shares of common stock or any other shares by reason of their ownership of such shares, for each share of preferred stock the sum of (i) the original purchase price paid per each share of preferred stock (as adjusted for any stock dividends, combinations, splits, recapitalizations, and similar events) plus (ii) the amount of all accrued but unpaid dividends as discussed above (the sum is referred to as the preference amount). In the event the assets of the Company are not sufficient to distribute such amounts, each holder will receive their pro rata share of amounts available to be distributed. After full payment of the preference amount has been made to the holders of the Series A-1, A-2, B, C, D, and E preferred stock as described above, the holders of the common stock and the Series A-1, A-2, B, C, D, and E preferred stock shall be entitled to share ratably in all remaining assets and funds, if any, based upon the number of shares of common stock then held with each share of Series A-1, A-2, B, C, D, and E preferred stock treated as holding the number of shares of common stock into which such shares of Series A-1, A-2, B, C, D, and E preferred stock are then convertible.

The preferred stockholders have the right to one vote for each share of common stock into which their preferred stock could then be converted.

The preferred stock is subject to redemption under certain deemed liquidation events, as defined in the Company’s charter, and as such, the preferred stock is considered contingently redeemable for accounting purposes.